UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen J. Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin California Municipal Income ETF
FTCA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin California Municipal Income ETF (previously known as Putnam California Tax Exempt Income Fund) for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin California Municipal Income ETF	$26	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$586,438,876
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	279
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Municipal Income ETF	PAGE 1	48306-STSR-0526

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California Municipal
Income ETF
(Formerly known as Putnam California Tax Exempt Income Fund)
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.5%
California — 89.8%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series A, Refunding Step bond (0.000% to 10/1/37 then 5.375%)	0.000%	10/1/49	$10,000,000	$5,724,408
Burbank-Glendale-Pasadena, CA, Airport Authority Revenue:
Series B	5.250%	7/1/49	1,500,000	1,558,660 (a)
Series B, AG	4.500%	7/1/54	2,000,000	1,858,908 (a)
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
CAB, Series B, Refunding	0.000%	6/1/55	7,295,000	1,400,175
Refunding	5.000%	6/1/40	5,000,000	4,827,358
Series B, Refunding	5.000%	6/1/50	860,000	784,560
California Municipal Finance Authority:
Special Finance Agency I, Essential Housing Revenue, Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,653,081 (b)
Special Finance Agency VII, Essential Housing Revenue, Breakwater Apartments, Senior Bonds, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,357,186 (b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	2,595,000	2,795,310 (c)(d)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	3,380,000	3,513,113
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/33	2,500,000	2,608,141 (c)(d)
Clean Energy Project, Green Bonds, Series D	5.000%	9/1/32	12,610,000	13,513,116 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.000%	11/1/32	5,000,000	5,377,182 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	2,200,000	2,383,016
California State Community College Financing Authority Revenue:
Orange Coast College Project, Series 2018	5.000%	5/1/31	825,000	852,199
Orange Coast College Project, Series 2018	5.000%	5/1/33	600,000	617,305
Orange Coast College Project, Series 2018	5.000%	5/1/34	800,000	821,286
Orange Coast College Project, Series 2018	5.000%	5/1/37	1,000,000	1,020,066
Orange Coast College Project, Series 2018	5.250%	5/1/43	500,000	507,144
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	1,100,000	901,093 (b)
Fountains at Emerald Park, Series A	3.000%	8/1/56	7,775,000	5,230,852 (b)
The Arbors, Series A	5.000%	8/1/50	4,350,000	4,049,669 (b)
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State EFA Revenue:
University of Pacific	5.000%	11/1/53	$4,000,000	$4,105,890
University of Redlands, Series A, Refunding	5.000%	10/1/35	1,000,000	1,000,043
University of Redlands, Series A, Refunding	5.000%	10/1/37	425,000	425,214
California State Enterprise Development Authority Revenue:
Milken Community School Project, Series B	5.000%	7/1/36	1,000,000	1,103,875
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/39	650,000	684,184
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/45	1,000,000	1,013,068
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/40	1,000,000	1,023,521
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/57	400,000	394,904
California State Health Facilities Financing Authority Revenue:
Episcopal Communities & Services, Series B	5.000%	11/15/38	1,500,000	1,591,998
Episcopal Communities & Services, Series B	5.000%	11/15/43	1,500,000	1,549,670
Episcopal Communities & Services, Series B	5.250%	11/15/53	1,000,000	1,011,695
Episcopal Communities & Services, Series B	5.250%	11/15/58	1,500,000	1,511,970
LA BioMed, Series 2018	5.000%	9/1/37	1,845,000	1,867,677
LA BioMed, Series 2018	5.000%	9/1/43	2,730,000	2,707,465
LA BioMed, Series 2018	5.000%	9/1/48	4,850,000	4,587,270
California State HFA Revenue:
San Regis Apartments, Series U-1	5.800%	4/1/36	1,802,000	1,778,939 (b)(e)
Series A	4.250%	1/15/35	2,490,861	2,573,051
Series L	5.200%	12/1/27	3,250,000	3,294,858 (b)
California State Infrastructure & Economic Development Bank Revenue:
Adventist Health Energy Projects, Series A	5.250%	7/1/49	2,000,000	2,014,144
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,250,000	1,143,855
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/47	2,300,000	2,343,368
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/54	1,250,000	1,253,947
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/57	5,000,000	5,005,574
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/59	$1,000,000	$1,000,015
Wonderful Foundations Charter School Projects, Series 2021	5.000%	1/1/56	1,740,000	1,474,780 (b)
Wonderful Foundations Charter School Projects, Unrefunded	4.125%	1/1/35	455,000	435,514 (b)
Wonderful Foundations Charter School Projects, Unrefunded	5.000%	1/1/55	2,920,000	2,502,266 (b)
California State MFA Educational Facilities Revenue, Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	2,000,000	2,085,698 (b)
California State MFA Revenue:
Ascent 613 Project, Series A	5.000%	1/1/38	1,000,000	1,028,119 (b)
Ascent 613 Project, Series A	5.250%	1/1/45	1,000,000	1,012,012 (b)
Ascent 613 Project, Series A	5.375%	1/1/55	1,000,000	978,323 (b)
Bay Village Apartments Series A	6.200%	11/1/37	4,000,000	4,032,006
Bayside Apartment Homes, Series A	6.375%	8/1/37	3,200,000	3,284,072 (b)
Bethany Home Project, CMI	5.000%	11/15/42	5,500,000	5,873,682
California Institute of the Arts, Series 2021	3.000%	10/1/41	960,000	770,544
Caritas Project, Social Bonds, Series A	5.250%	8/15/53	900,000	916,275
Caritas Project, Social Bonds, Series A	5.250%	8/15/58	800,000	812,236
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,225,000	1,233,912
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,792,650
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/59	2,850,000	2,808,295
CHF-Davis I, LLC, UCR Dundee-Glasgow Student Housing Project, Series 2018	5.000%	5/15/40	500,000	506,356
CHF-Davis II, LLC, Orchard Park Student Housing Project, Series 2021, BAM	3.000%	5/15/51	9,250,000	6,736,022
Community Medical Centers, Series A, Refunding	5.000%	2/1/47	3,400,000	3,404,188
Gibson Drive Apartments Project, Series A, FNMA - Collateralized	4.450%	12/1/42	5,000,000	4,995,932
Hancock Terrace Apartments, Series A	6.000%	2/1/36	2,800,000	2,752,158 (c)(d)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	5,000,000	4,652,884
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/42	295,000	275,689
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/52	750,000	614,142
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/56	$750,000	$602,955
Palomar Health, COP, Series A, Refunding, AG	5.250%	11/1/52	6,000,000	6,000,005
PRS-California Obligated Group Projects, Series A, Refunding	5.000%	4/1/49	2,100,000	2,122,398
Saint Ignatius College Preparatory, Series A	5.000%	9/1/54	3,000,000	3,083,528
Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	7,380,000	7,335,327
Turning Point School, Refunding	5.500%	6/1/54	1,085,000	1,002,088 (b)
Woodchase Apartment Homes, Series A	6.100%	12/1/37	1,500,000	1,495,357
California State MFA Special Finance Agency Essential Housing Revenue, The Breakwater Apartments, Series 2021 A-1	3.000%	8/1/56	2,500,000	1,679,060 (b)
California State MFA, Special Tax Revenue:
Esplanade at Turkey Creek, Series 2025	5.000%	9/1/40	600,000	615,583
Improvement Area One, Series 2024	5.000%	9/1/39	400,000	412,684
Improvement Area One, Series 2024	5.000%	9/1/39	575,000	593,234
Improvement Area One, Series 2024	5.000%	9/1/44	750,000	761,837
Improvement Area One, Series 2024	5.000%	9/1/44	900,000	915,606
Improvement Area One, Series 2024	5.000%	9/1/49	1,250,000	1,251,461
Improvement Area One, Series 2024	5.000%	9/1/49	785,000	790,663
Improvement Area One, Series 2024	5.000%	9/1/54	750,000	739,134
Improvement Area One, Series 2025	5.000%	9/1/40	465,000	476,425
Improvement Area Two, Series 2025	5.000%	9/1/40	225,000	230,710
Series A	4.000%	9/1/41	660,000	624,107
Series A	5.000%	9/1/48	375,000	376,829
Series A	5.125%	9/1/54	1,000,000	1,003,518
Series B	4.000%	9/1/35	660,000	658,033
Series B	5.000%	9/1/40	750,000	767,378
Series B	5.000%	9/1/40	300,000	309,228
Series B	5.500%	9/1/43	600,000	628,533
Series B	5.750%	9/1/53	1,850,000	1,925,461
California State PCFA Water Furnishing Revenue:
Poseidon Resources Desalination Project	5.000%	11/21/45	10,000,000	10,000,947 (a)(b)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	2,250,000	2,300,184 (b)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	2,140,000	2,169,982 (b)
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State School Finance Authority Revenue:
Alliance for College Ready Public Schools Project, Series A, Refunding	5.000%	7/1/51	$1,570,000	$1,494,108 (b)
Aspire Public School, Series A	5.000%	8/1/42	1,000,000	990,491 (b)
Aspire Public School, Series A	5.000%	8/1/50	3,000,000	2,800,947 (b)
Aspire Public School, Series A	5.000%	8/1/61	2,365,000	2,133,642 (b)
Classical Academy, Series A	5.000%	10/1/40	215,000	216,351 (b)
Community High School Foundation Inc., Series 2017	5.000%	6/1/53	1,250,000	1,281,932 (b)(f)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/47	470,000	435,266 (b)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/53	1,100,000	974,179 (b)
Fortune School of Education, Series A	5.125%	6/1/59	1,500,000	1,325,320 (b)
Granada Hills Charter	5.000%	7/1/54	4,120,000	3,789,105 (b)
Granada Hills Charter, Series A	5.000%	7/1/64	1,500,000	1,360,498 (b)
Green Dot Public Schools, Series A	5.000%	8/1/38	1,000,000	1,011,999 (b)
Green Dot Public Schools, Series A	5.000%	8/1/45	1,500,000	1,458,979 (b)
Green Dot Public Schools, Series A	5.000%	8/1/48	5,250,000	5,125,407 (b)
Green Dot Public Schools, Series A, Refunding	5.750%	8/1/52	1,500,000	1,539,917 (b)
Hawking Steam Charter School Project	5.500%	7/1/62	1,000,000	993,490 (b)
KIPP LA Project, Series A	5.000%	7/1/45	1,500,000	1,489,652 (b)
KIPP LA Project, Series A	4.000%	7/1/50	2,275,000	1,888,102 (b)
Vista Charter Public School, Series A	4.000%	6/1/61	3,000,000	2,200,053 (b)
California State, GO, Various Purpose, Refunding	5.000%	10/1/45	5,575,000	5,924,409
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	3,000,000	2,132,436 (b)
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	8,110,000	5,425,833 (b)
Dublin, Social Bonds, Series A	3.000%	2/1/57	7,800,000	5,406,160 (b)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,930,000	1,778,247 (b)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	2,775,000	2,029,430 (b)
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	3,185,000	2,816,420 (b)
Pasadena, Social Bonds	2.650%	12/1/46	1,310,000	1,102,221 (b)
Pasadena, Social Bonds	3.000%	12/1/56	3,350,000	2,276,185 (b)
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA Revenue:
Baptist University, Series A, Refunding	5.000%	11/1/32	$720,000	$729,720 (b)
Baptist University, Series A, Refunding	5.000%	11/1/41	1,535,000	1,537,409 (b)
Community Infrastructure Program, Series B-1	5.000%	9/2/44	1,890,000	1,930,358
Community Infrastructure Program, Series B-1	5.000%	9/2/49	1,685,000	1,679,811
Front Porch Communities & Services, Series A, Refunding	4.000%	4/1/47	1,815,000	1,589,815
Lancer Educational Student Housing Project, Series A	3.000%	6/1/29	485,000	473,825 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/34	375,000	385,021 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/39	475,000	480,593 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/51	1,440,000	1,382,719 (b)
Loma Linda University Medical Center, Series A	5.250%	12/1/56	2,000,000	2,000,129 (b)
Methodist Hospital of Southern California	4.250%	1/1/43	3,450,000	3,455,272
Methodist Hospital of Southern California	5.000%	1/1/43	2,195,000	2,237,460
Methodist Hospital of Southern California	5.000%	1/1/48	5,000,000	5,054,113
California Statewide CDA, Special Tax Revenue:
Improvement Area Four, Series 2024	5.000%	9/1/55	2,400,000	2,382,101
Improvement Area Four, Series A	4.750%	9/2/40	1,300,000	1,322,296
Improvement Area Four, Series B	5.000%	9/2/40	700,000	728,576
Central Valley, CA, Energy Authority Revenue, Series 2026	5.000%	8/1/34	1,340,000	1,410,534
Ceres, CA, USD, GO:
CAB, Series 2017, Refunding, BAM	0.000%	8/1/38	1,000,000	583,602
CAB, Series 2017, Refunding, BAM	0.000%	8/1/39	1,075,000	592,404
Chabot-Las Positas, CA, Community College District, GO, Series C	5.250%	8/1/48	7,000,000	7,423,081
Chino, CA, Community Facilities District, Special Tax Revenue:
Improvement Area Nine	5.250%	9/1/42	1,585,000	1,657,224
Improvement Area Nine	5.375%	9/1/47	1,615,000	1,666,826
Improvement Area Nine	5.375%	9/1/52	2,000,000	2,040,743
Series 2025	5.000%	9/1/40	660,000	683,365
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
City of San Diego, CA, Tobacco Settlement Revenue Funding Corp. Revenue, Series C, Refunding	4.000%	6/1/32	$220,000	$221,308
Corona, CA, Community Facilities District, Special Tax Revenue:
Improvement Area Two, Series 2024	5.000%	9/1/44	725,000	741,489
Improvement Area Two, Series 2024	5.000%	9/1/49	1,600,000	1,600,780
Improvement Area Two, Series 2024	5.000%	9/1/54	1,600,000	1,574,459
County of San Bernardino, CA, Special Tax Revenue, Series 2014, Refunding	5.000%	9/1/33	2,500,000	2,510,487
County of San Francisco, CA, Infrastructure and Revitalization Financing District No 1, Tax Increment Revenue, Series A	5.000%	9/1/52	1,300,000	1,222,146 (b)
Dixon, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/33	425,000	426,867
Series 2020	4.000%	9/1/36	175,000	172,855
Series 2020	4.000%	9/1/45	2,000,000	1,793,271
Dublin, CA, Special Tax Revenue, Improvement Area Five, Series 2023	5.375%	9/1/51	1,225,000	1,249,853
Eastern Municipal Water District, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/50	500,000	500,074
Series 2025	5.125%	9/1/55	500,000	501,324
El Rancho, CA, USD, GO, Series A, BAM	5.750%	8/1/48	1,500,000	1,672,970
Fillmore, CA, Special Tax Revenue, Series 2023	5.000%	9/1/43	1,095,000	1,122,803
Folsom Ranch Financing Authority, CA, Special Tax Revenue:
Series 2024	5.000%	9/1/49	1,200,000	1,205,498
Series 2024	5.000%	9/1/54	2,770,000	2,754,576
Fontana, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/36	550,000	548,788
Series 2024	5.000%	9/1/44	1,000,000	1,019,952
Series 2024	5.000%	9/1/49	1,160,000	1,162,146
Series 2024	5.000%	9/1/54	1,500,000	1,484,936
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	5,000,000	4,900,739
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	1,000,000	683,452
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series A, Refunding	0.000%	8/1/36	$4,750,000	$3,097,674
Series A, Refunding	0.000%	8/1/37	3,500,000	2,163,331
Hastings, CA, Campus State Housing Finance Authority Revenue, Green Bonds, Series A	5.000%	7/1/61	2,500,000	2,200,484 (b)
Hemet, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/45	725,000	741,676
Series 2025	5.000%	9/1/50	1,090,000	1,095,059
Hesperia, CA, Special Tax Revenue, Series 2025	5.000%	9/1/50	750,000	745,030
Imperial, CA, Community College District, GO:
Series A, AG	5.000%	8/1/48	1,500,000	1,569,197
Series A, AG	5.250%	8/1/53	1,500,000	1,573,124
Imperial, CA, Irrigation District Electric System Revenue, Refunding	5.000%	11/1/50	3,000,000	3,149,651
Indio, CA, State Finance Authority Revenue, Lease Bonds, Series A, Refunding, BAM	5.250%	11/1/42	4,000,000	4,350,416
Irvine, CA, USD, Special Tax Revenue:
Series A	5.000%	9/1/42	395,000	397,097
Series A	5.000%	9/1/47	190,000	187,840
Series B	5.000%	9/1/42	995,000	1,000,281
Series C	5.000%	9/1/47	995,000	983,687
Lake Elsinore, CA, Community Facilities District No 2015-4, Special Tax Revenue, Series 2026	5.000%	9/1/51	650,000	648,985
Liberty, CA, Union High School District, GO, Series B	3.000%	8/1/41	1,670,000	1,424,183
Lincoln, CA, Special Tax Revenue, Series 2025	5.000%	9/1/45	650,000	658,459
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/28	5,000,000	5,285,840
Long Beach, CA, Community College District, GO:
CAB, Series B, Refunding	0.000%	8/1/33	625,000	488,467
CAB, Series B, Refunding	0.000%	8/1/34	1,500,000	1,123,289
Long Beach, CA, Marina System Revenue:
Series 2025, Refunding	5.000%	5/15/41	1,000,000	1,084,176
Series 2025, Refunding	5.000%	5/15/42	1,130,000	1,215,911
Series 2025, Refunding	5.000%	5/15/43	1,125,000	1,200,900
Series 2025, Refunding	5.000%	5/15/44	1,000,000	1,058,953
Series 2025, Refunding	5.000%	5/15/45	750,000	787,588
Long Beach, CA, USD, GO:
CAB, Series D-1	0.000%	8/1/37	1,000,000	616,041
Series D-1	3.000%	8/1/48	4,600,000	3,466,428
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2022	5.000%	7/1/46	$7,000,000	$7,192,527
Series 2022, Refunding	5.000%	7/1/52	5,715,000	5,808,988
Series 2025, Refunding	5.000%	7/1/50	2,000,000	2,055,907
Los Angeles, CA, Revenue, Jordan Downs Phase 1B Apartments, Series A, FNMA	3.600%	7/1/39	4,720,290	4,359,700
Menifee, CA, Special Tax Revenue, Series 2025	5.000%	9/1/46	625,000	640,258
Montebello, CA, USD, GO:
Series B, AG	5.000%	8/1/44	1,975,000	2,071,829
Series B, AG	5.000%	8/1/50	3,000,000	3,082,233
Moreno Valley, CA, Community Facilities District, Special Tax Revenue:
Series 2025	5.000%	9/1/40	890,000	916,870
Series 2025	5.000%	9/1/40	500,000	511,540
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	6,000,000	7,118,319
Murrieta, CA, USD, GO, CAB, AG	0.000%	9/1/31	2,000,000	1,687,453
Newport Beach, CA, Special Assessment Revenue:
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/31	250,000	257,000
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/32	250,000	256,735
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/33	200,000	203,849
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.125%	9/2/38	575,000	576,335
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	5.000%	9/2/43	650,000	670,634
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	6,000,000	6,392,674 (c)(d)
Oakland, CA, Special Tax Revenue, Brooklyn Basin Facilities & Services	5.250%	9/1/50	800,000	809,016
Ontario, CA, Special Tax Revenue, Neuhouse Phase 2	5.000%	9/1/45	760,000	773,923
Orange County, CA, Community Facilities District, Special Tax Revenue, Rienda Phase 2b, Series A	5.500%	8/15/48	1,450,000	1,500,478
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Poway, CA, USD, Community Facilities District No 15, Improvement Area D, BAM	5.250%	9/1/52	$2,500,000	$2,568,460
Rancho Cordova, CA, Special Tax Revenue:
Improvement Area Three, Series 2025	5.000%	9/1/40	280,000	287,105
Improvement Area Three, Series 2025	5.000%	9/1/45	585,000	590,848
Improvement Area Two, Series 2024	5.000%	9/1/44	1,545,000	1,580,138
Improvement Area Two, Series 2024	5.000%	9/1/49	1,960,000	1,970,322
Improvement Area Two, Series 2026	5.000%	9/1/51	675,000	667,251
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	4.500%	9/1/44	1,650,000	1,572,486
Riverside County, CA, Redevelopment Successor Agency, Tax Increment Revenue:
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/26	500,000	506,216
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/37	1,010,000	1,018,250
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/41	1,990,000	1,999,075
Riverside, CA, Special Tax Revenue:
Improvement Area One, Series 2024	5.000%	9/1/39	370,000	383,623
Improvement Area One, Series 2024	5.000%	9/1/44	690,000	705,431
Improvement Area One, Series 2024	5.000%	9/1/49	1,050,000	1,053,686
Improvement Area One, Series 2024	5.000%	9/1/54	1,265,000	1,257,956
Series 2025	5.000%	9/1/40	575,000	585,203
Romoland, CA, School District, Special Tax Revenue, Improvement Area Two, Series 2025	5.000%	9/1/55	700,000	693,720
Root Creek, CA, Water District Community Facilities District No 2016-1, Special Tax Revenue:
Improvement Area Three, Series 2025	5.000%	9/1/35	565,000	583,299
Improvement Area Three, Series 2025	5.000%	9/1/40	455,000	466,817
Improvement Area Three, Series 2025	5.125%	9/1/45	975,000	988,877
Improvement Area Three, Series 2025	5.250%	9/1/55	1,000,000	1,002,066
Roseville, CA, Special Tax Revenue:
Series 2019	5.000%	9/1/39	465,000	476,830
Series 2023	5.000%	9/1/43	735,000	753,198
Series 2023	5.000%	9/1/48	850,000	857,827
Series 2023	5.000%	9/1/53	1,000,000	998,151
Sacramento County, CA, Airport System Subordinate Revenue, Series D, AG	5.250%	7/1/55	3,120,000	3,200,507 (a)
Sacramento, CA, Special Tax Revenue, Improvement Area One, Series 2021	4.000%	9/1/46	600,000	533,211
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego County, CA, Housing Authority Revenue, Series E, FHLMC - Collateralized HUD Section 8	4.200%	6/1/40	$7,425,000	$7,345,976
San Diego, CA, Community Facilities District No 3, Special Tax Revenue, Liberty Station, Series 2013, Refunding	5.000%	9/1/36	965,000	965,877
San Francisco City & County, CA, Redevelopment Agency Successor Agency, Special Tax Revenue, Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/39	1,000,000	1,123,604
San Francisco City & County, CA, Special Tax Revenue:
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/40	1,100,000	1,230,313
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/41	1,250,000	1,392,587
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/42	1,000,000	1,109,233
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/43	1,000,000	1,102,225
San Francisco, CA, Bay Area Rapid Transit District, Series A	3.000%	7/1/44	3,000,000	2,458,898
San Francisco, CA, Bay Area Rapid Transit District, GO:
Green Bonds, Series B-1	3.000%	8/1/49	6,365,000	4,740,255
Green Bonds, Series F-1	3.000%	8/1/38	4,280,000	3,900,894
San Francisco, CA, City & County Airport Commission of International Airport Revenue:
Series A, Refunding	5.250%	5/1/49	1,000,000	1,039,853 (a)
Series D, Refunding	5.250%	5/1/55	5,000,000	5,156,933 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Series A, Refunding	5.000%	11/1/53	7,000,000	7,232,618
San Luis Obispo County, CA, Financing Authority Revenue, Series A, Refunding	5.500%	11/15/47	1,885,000	2,035,756
South Tahoe, CA, Joint Powers Financing Authority, Lease Revenue:
Series A	5.250%	10/1/48	3,500,000	3,729,710
Series A	5.250%	10/1/53	4,000,000	4,212,022
Sweetwater Union High School District, CA, School Facilities Improvement, GO, Series A	5.000%	8/1/52	6,500,000	6,648,527
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Temecula, CA, Public Financing Authority, Special Tax Revenue, Series 2025	5.000%	9/1/40	$250,000	$257,112
Temescal, CA, Special Tax Revenue:
Improvement Area Three, Series 2024	5.000%	9/1/44	600,000	617,433
Improvement Area Three, Series 2024	4.000%	9/1/49	1,415,000	1,231,187
Improvement Area Three, Series 2024	5.000%	9/1/54	1,185,000	1,180,177
Temescal, CA, Valley Water District, Special Tax Revenue, Improvement Area Three, Series 2024	5.000%	9/1/39	615,000	653,057
Vernon, CA, Electric System Revenue, Series A, Refunding	5.000%	8/1/35	1,440,000	1,515,966
Total California				526,469,383
New Hampshire — 1.5%
National Finance Authority, NH, Series A-California	3.581%	7/20/39	8,900,358	8,548,899 (d)
Puerto Rico — 0.4%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,657,806
Washington — 0.8%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,733,858

Total Municipal Bonds (Cost — $555,080,600)				542,409,946
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 5.3%
California — 5.3%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	5.000%	11/1/39	10,915,000	11,926,200
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/47	9,000,000	9,172,780
Los Angeles International Airport, Subordinated, Series A, Refunding	5.000%	5/15/44	10,000,000	10,121,923

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $30,978,063)				31,220,903
Collateralized Mortgage Obligations(h) — 2.6%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML25 ACA	3.198%	11/25/38	4,915,660	4,659,305 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M054 A	2.350%	12/15/35	900,000	738,580
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(h) — continued
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	$9,851,855	$9,626,710

Total Collateralized Mortgage Obligations (Cost — $14,939,132)				15,024,595
Total Investments before Short-Term Investments (Cost — $600,997,795)				588,655,444
			Shares
Short-Term Investments — 2.3%
Putnam Government Money Market Fund, Class P Shares (Cost — $13,510,213)	3.430%		13,510,213	13,510,213 (i)(j)
Total Investments — 102.7% (Cost — $614,508,008)				602,165,657
TOB Floating Rate Notes — (3.5)%				(20,480,000)
Other Assets in Excess of Other Liabilities — 0.8%				4,753,219
Total Net Assets — 100.0%				$586,438,876

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $13,510,213 and the cost was $13,510,213 (Note 6).

See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin California Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	168	6/26	$20,254,361	$19,582,500	$671,861
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $600,997,795)	$588,655,444
Investments in affiliated securities, at value (Cost — $13,510,213)	13,510,213
Interest receivable	6,532,553
Receivable for Fund shares sold	1,091,262
Deposits with brokers for open futures contracts	865,200
Dividends receivable from affiliated investments	21,595
Total Assets	610,676,267
Liabilities:
TOB Floating Rate Notes (Note 1)	20,480,000
Payable for securities purchased	1,768,591
Payable for Fund shares repurchased	1,455,016
Investment management fee payable	201,382
Interest expense payable	93,720
Trustees’ fees payable	78,644
Payable to brokers — net variation margin on open futures contracts	36,751
Administration fee payable	1,368
Service and/or distribution fees payable	369
Accrued expenses	121,550
Total Liabilities	24,237,391
Total Net Assets	$586,438,876
Net Assets:
Paid-in capital	$637,687,555
Total distributable earnings (loss)	(51,248,679)
Total Net Assets	$586,438,876
Shares Outstanding	80,609,267
Net Asset Value	$7.28
See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026(a)

Investment Income:
Interest	$13,357,679
Dividends from affiliated investments	129,138
Total Investment Income	13,486,817
Expenses:
Investment management fee (Note 2)	1,066,071
Interest expense	389,408
Service and/or distribution fees (Note 2)	100,278
Registration fees	26,888
Transfer agent fees	22,332
Legal fees	11,415
Trustees’ fees	2,134
Shareholder reports	969
Custody fees	(906)
Administration fees (Note 2)	(922)
Audit and tax fees	(13,008)
Miscellaneous expenses	4,362
Total Expenses	1,609,021
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,308)
Expense reductions (Note 2)	(64,406)
Net Expenses	1,536,307
Net Investment Income	11,950,510
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(6,812,202)
Futures contracts	(835,742)
Net Realized Loss	(7,647,944)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,525,759
Futures contracts	1,305,063
Foreign currencies	529
Change in Net Unrealized Appreciation (Depreciation)	6,831,351
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(816,593)
Increase in Net Assets From Operations	$11,133,917

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam California Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026(a)	2025
Operations:
Net investment income	$11,950,510	$23,769,765
Net realized loss	(7,647,944)	(5,747,718)
Change in net unrealized appreciation (depreciation)	6,831,351	(24,026,112)
Increase (Decrease) in Net Assets From Operations	11,133,917	(6,004,065)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(9,599,330)	(23,665,893)
Decrease in Net Assets From Distributions to Shareholders	(9,599,330)	(23,665,893)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (84,447,685 and 8,237,632 shares issued, respectively)	621,441,038	59,710,409
Reinvestment of distributions (179,136 and 2,738,659 shares issued, respectively)	1,313,547	19,812,212
Cost of shares repurchased (91,929,481 and 24,323,989 shares repurchased, respectively)	(674,402,386)	(175,526,812)
Decrease in Net Assets From Fund Share Transactions	(51,647,801)	(96,004,191)
Decrease in Net Assets	(50,113,214)	(125,674,149)
Net Assets:
Beginning of period	636,552,090	762,226,239
End of period	$586,438,876	$636,552,090

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam California Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
	2026[1,2,3]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$7.26	$7.55	$6.89	$6.87	$8.32	$8.31
Income (loss) from operations:
Net investment income	0.15	0.26	0.26	0.24	0.21	0.20
Net realized and unrealized gain (loss)	(0.01)	(0.29)	0.65	0.01	(1.31)	0.12
Total income (loss) from operations	0.14	(0.03)	0.91	0.25	(1.10)	0.32
Less distributions from:
Net investment income	(0.12)	(0.26)	(0.25)	(0.23)	(0.20)	(0.20)
Net realized gains	—	—	—	—	(0.15)	(0.11)
Total distributions	(0.12)	(0.26)	(0.25)	(0.23)	(0.35)	(0.31)
Net asset value, end of period	$7.28	$7.26	$7.55	$6.89	$6.87	$8.32
Total return, based on NAV[4,5]	1.92%	(0.28)%	13.41%	3.55%	(13.65)%	3.89%
Net assets, end of period (000s)	$586,439	$3,794	$3,431	$2,498	$2,364	$1,484
Ratios to average net assets:
Gross expenses	0.54%[6]	0.60%	0.63%	0.64%	0.55%	0.52%
Net expenses[7,8,9]	0.52 [6]	0.60	0.63	0.64	0.55	0.52
Net investment income[8]	4.02 [6]	3.65	3.45	3.24	2.62	2.34
Portfolio turnover rate	8%	17%	30%	25%	27%	29%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam California Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[4]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the net expense ratio and the net investment income ratio would have been 0.54% and 4.00%, respectively, for the period ended
March 31, 2026, and would not have changed for the years ended September 30, 2025, 2024, 2023, 2022 and 2021.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin California Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam California Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of

Franklin California Municipal Income ETF 2026 Semi-Annual Report

the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$542,409,946	—	$542,409,946
Municipal Bonds Deposited in Tender Option Bond Trusts	—	31,220,903	—	31,220,903
Collateralized Mortgage Obligations	—	15,024,595	—	15,024,595
Total Long-Term Investments	—	588,655,444	—	588,655,444
Short-Term Investments†	$13,510,213	—	—	13,510,213
Total Investments	$13,510,213	$588,655,444	—	$602,165,657
Other Financial Instruments:
Futures Contracts††	$671,861	—	—	$671,861
Total	$14,182,074	$588,655,444	—	$602,837,518

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the

Franklin California Municipal Income ETF 2026 Semi-Annual Report

TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended March 31, 2026, the average daily amount of floating rate notes outstanding was $20,480,000 and weighted average interest rate was 3.75%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period October 1, 2025 through October 24, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on October 24, 2025, the Fund pays its investment manager an annual all-inclusive unified management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for

Franklin California Municipal Income ETF 2026 Semi-Annual Report

its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period October 1, 2025 through October 24, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, the annualized gross effective investment management fee rate was 0.36% of the Fund’s average daily net assets.
For the period October 1, 2025 through October 24, 2025, Advisers had contractually agreed, through January 30, 2027, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period October 1, 2025 through October 24, 2025, the fees were reduced as noted in the Statement of Operations.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $8,308, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period October 1, 2025 through October 24, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class A Shares
Sales charges	$2,657
CDSCs	2,453
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$46,447,217	—
Sales	100,449,957	$84,140
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$594,028,008	$8,938,421	$(21,280,772)	$(12,342,351)
Futures contracts	—	671,861	—	671,861
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$671,861

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(835,742)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,305,063
During the six months ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$19,941,134

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash

Franklin California Municipal Income ETF 2026 Semi-Annual Report

(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	33,829	$246,890	4,063,506 [2]	$29,376,454 [2]
Shares issued on reinvestment	156,823	1,149,514	234,565	16,961,138
Shares repurchased	(77,912,361)	(571,343,490)	(15,541,570)	(112,212,368)
Net decrease	(77,721,709)	$(569,947,086)	(9,132,408)	$(65,874,776)
Class C Shares[1]
Shares sold	155	$1,138	105,675	$776,366
Shares issued on reinvestment	788	5,815	17,509	127,597
Shares repurchased	(458,462)	(3,384,459)	(591,750)[2]	(4,328,148)[2]
Net decrease	(457,519)	$(3,377,506)	(468,566)	$(3,424,185)
Total Fund (Previously R6 Shares)[3]
Shares sold	84,391,037	$621,027,718	227,734	$1,637,620
Shares issued on reinvestment	1,486	10,938	18,357	132,968
Shares repurchased	(4,305,596)	(31,590,689)	(178,072)	(1,281,160)
Net increase	80,086,927	$589,447,967	68,019	$489,428
Class Y Shares[1]
Shares sold	22,664	$165,292	3,840,717	$27,919,969
Shares issued on reinvestment	20,039	147,280	357,137	2,590,509
Shares repurchased	(9,253,062)	(68,083,748)	(8,012,597)	(57,705,136)
Net decrease	(9,210,359)	$(67,771,176)	(3,814,743)	$(27,194,658)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended March 31, 2026. The following transactions were effected in such company for the six months ended March 31, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$71,963,412	71,963,412	$58,453,199	58,453,199
Putnam Short Term Investment Fund, Class P Shares	$3,843,562	21,897,414	21,897,414	25,740,976	25,740,976
Total	$3,843,562	$93,860,826		$84,194,175

(cont’d)	Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$111,479	—	—	$13,510,213
Putnam Short Term Investment Fund, Class P Shares	—	17,659	—	—	—
	—	$129,138	—	—	$13,510,213
7. Capital loss carryforward
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. As of September 30, 2025, the Fund had capital loss carryforward remaining, which have no expiration date, of $39,831,245, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin California Municipal Income ETF 2026 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin California Municipal Income ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin California Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025 (the “Meeting”), the Board of Trustees (“Board” or the “Trustees”) of your fund (which is a New ETF, as defined below), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), an initial sub-advisory contract between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and an initial sub-advisory contract between the Advisor and Putnam Investment Management, LLC  (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
At the Meeting and in connection with the approval of the Management Contracts, the Trustees approved the creation of ten new exchange-traded funds, including your fund (the “New ETFs” and each, a “New ETF”), and the acquisition of assets and assumption of liabilities of ten Putnam mutual funds (the “Converted Funds” and each, a “Converted
Fund”) by the corresponding New ETF in the chart below (each, a “Merger”).
Converted Funds	New ETFs
Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF
Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF
Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF
Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF
Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF
Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF
Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF
Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF
Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF
Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines whether to approve the Putnam Funds’ management contracts, including with respect to your New ETF’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your New ETF between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services to be provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its
Franklin California Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the Converted Funds. The Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding the New ETFs. The Contract Committee recommended, and the Independent Trustees approved, your New ETF’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
•  That its merger would differentiate your New ETF from other, larger municipal bond mutual fund offerings in the Franklin Templeton fund complex and that there would be greater potential to grow assets (and avoid potential asset loss, which would increase shareholder expenses) by offering the current municipal mutual fund strategies as exchange-traded funds in categories where there is no affiliated offering (and more limited current external competition);
•  That your New ETF would be subject to a unitary management fee structure, whereby the Advisor would bear substantially all operating expenses of the New ETF, and that your New ETF would have a lower management fee and lower total expense ratio than the Converted Fund;
•  That your New ETF would have the same investment goal, investment strategies, policies, and restrictions as those of the Converted Fund and would be managed by the same portfolio management team;
•  That the fee schedule to be in effect for your New ETF would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees to be paid by competitive funds, and the costs to be incurred by the Advisor in providing services to the fund;
•  That the fee schedule to be in effect for your New ETF would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the New ETF at expected asset levels;
•  That the New ETFs would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary

Franklin California Municipal Income ETF

relationships, which may provide additional opportunities for the New ETFs to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules to be in effect for each New ETF. The Trustees also reviewed the anticipated total expenses of each New ETF, recognizing that the New ETFs have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.
Under its Management Contract, your New ETF pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the New ETF’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the New ETF’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by management from an unaffiliated third-party database containing comparable funds. This comparative information included your New ETF’s anticipated total expenses in comparison to the median total expenses (excluding any applicable 12b-1 fees) of this peer group, which provides a general indication of your New ETF’s relative standing. The peer group for your New ETF was comprised of actively managed exchange-traded funds, which included your New ETF and six other California Municipal Debt Funds. The Trustees noted that the anticipated total expenses (excluding any applicable 12b-1 fees) for your New ETF were less than the median of its custom peer group.
As the Advisor could not report any financial results from its relationship with the New ETFs because the New ETFs had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to the New ETFs. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the New ETFs, including the fee schedule for your New ETF, represented reasonable compensation for the services to be provided and were expected to represent an appropriate sharing between fund
Franklin California Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their initial contract review for the New ETFs included information regarding services provided and fees charged by the Advisor and certain affiliates to certain of their other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
In light of the fact that the New ETF had not yet commenced operations, the Trustees reviewed the historical investment performance of the Converted Fund. The Trustees noted that, following each Merger, each New ETF would be the accounting survivor of, and assume the historical performance of, its corresponding Converted Fund. The Trustees also noted that the New ETF will be able to maintain the Converted Fund’s performance track record, which will assist in marketing and distribution efforts.
For purposes of the Trustees’ evaluation of the Converted Funds’ investment performance, the Trustees generally focused on a competitive industry ranking of each Converted Fund’s total net return over a one-year, three-year and five-year period. In the case of your New ETF’s corresponding Converted Fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper California Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
One-year period	Three-year period	Five-year period
2nd	2nd	2nd
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 121, 117 and 113 funds, respectively, in your New ETF’s corresponding Converted Fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that each Converted Fund and its corresponding New ETF would have identical investment goals and seek those goals by employing identical investment strategies. The Trustees considered that each Converted Fund and its corresponding New ETF would have the same investment manager, noting the Advisor’s representation that it would be able to manage the Converted Funds’ investment strategies equally effectively in an ETF structure. The Trustees also noted that each Converted Fund and its corresponding New ETF have the same portfolio management team, and that the same individuals responsible for the day-to-day portfolio management of each Converted Fund will be responsible for the day-to-day portfolio management of its corresponding New ETF.

Franklin California Municipal Income ETF

Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your New ETF. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a New ETF for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the New ETF and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the New ETFs’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your New ETF is not expected to generate a significant amount of soft-dollar credits.
Franklin California Municipal Income ETF

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Franklin
California Municipal
Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Franklin California Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin California Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin California Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48306-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 28, 2026